Annual Total Returns - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable Emerging Markets Equity Fund - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Annual Return 2023	11.34%